Financial instruments: - Foreign currency risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (as a percent)	10.00%
Percentage of reasonably possible decrease (as a percent)	10.00%
Closing foreign exchange rate | $ / $	0.7912
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 109,023
Increase in measurement due to reasonably possible increase in unobservable input	0
(Decrease) in measurement due to reasonably possible decrease in unobservable input	0
Exchange rate contracts | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	51,366
Exchange rate contracts | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,725
Exchange rate contracts | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	365
Exchange rate contracts | Research tax credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,000
Exchange rate contracts | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	40
Exchange rate contracts | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(4,602)
Exchange rate contracts | Lease liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (871)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (as a percent)	1.00%
Percentage of reasonably possible decrease (as a percent)	1.00%
Increase in measurement due to reasonably possible increase in unobservable input	$ 0
(Decrease) in measurement due to reasonably possible decrease in unobservable input	$ 0